UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23004

                              WINTON SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                Oaks, PA  19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.


  [LOGO OMITTED]






                              Winton Series Trust

                         Winton Global Equity Portfolio

                                 Annual Report
                                October 31, 2016

[LOGO OMITTED]  Winton Series Trust
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ..........................................................    1
Letter to Shareholders ....................................................    2
Growth of a $10,000 Investment ............................................    4
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   17
Statement of Operations ...................................................   18
Statements of Changes in Net Assets .......................................   19
Financial Highlights ......................................................   20
Notes to the Financial Statements .........................................   22
Report of Independent Registered Public Accounting Firm ...................   35
Trustees and Officers of the Winton Series Trust ..........................   36
Disclosure of Fund Expenses ...............................................   40
Notice to Shareholders ....................................................   42


The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[LOGO OMITTED]  Winton Series Trust
--------------------------------------------------------------------------------

FUND INFORMATION
For the year ended October 31, 2016

REGISTERED OFFICE        P.O. Box 588
                         Portland, ME 04112

ADVISER                  Winton Capital US LLC
                         375 Park Avenue
                         New York, NY 10152

DISTRIBUTOR              SEI Investments Distribution Co.
                         One Freedom Valley Drive
                         Oaks, PA 19456

ADMINISTRATOR            SEI Investments Global Funds Services
                         One Freedom Valley Drive
                         Oaks, PA 19456

LEGAL COUNSEL            Morgan, Lewis & Bockius LLP
                         1701 Market Street
                         Philadelphia, PA 19103-2921

CUSTODIAN                MUFG Union Bank, N.A.
                         6th Floor, 350 California Street,
                         San Francisco, CA 94104

TRANSFER AGENT           Atlantic Shareholder Services, LLC
                         Three Canal Plaza
                         Portland, ME 04101

INDEPENDENT REGISTERED   KPMG LLP
PUBLIC ACCOUNTING FIRM   1601 Market Street
                         Philadelphia, PA 19103

                                                  Winton Global Equity Portfolio
                                                  For the year ended
[LOGO OMITTED]  Winton Series Trust               October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Global Equity Portfolio's net asset value per share for the Institutional Class and Investor Class declined by 2.25% and 2.65%, respectively, between November 1, 2015 and October 31, 2016. A comparable benchmark, the MSCI World Net Total Return Index (USD), rose by 1.18% over the same period.

Portfolio Review

The Winton Global Equity Portfolio (the "Fund") follows the Winton Long-Only Equity Program (the "Program"), an active systematic investment strategy. The Program attempts to exploit fundamental (including elements of value and quality) and price-based (such as momentum) predictive effects (or 'signals'), among others, to identify stocks that have a higher probability of providing excess returns. Portfolio construction seeks to maximise expected returns, whilst attaining a benchmark tracking-error target, within a turnover budget.

Global equities, represented by the MSCI World Net Total Return Index (USD), rose over a busy 12 months for financial markets. Shares sold off sharply in January on concerns around slowing emerging market growth and sliding oil prices, but the negative sentiment soon gave way to optimism alongside accommodative global central banks and appreciating commodities. Political risk also took centre stage at times with increased market volatility after the UK voted to leave the European Union in June and uncertainty around the outcome of November's US election weighing on markets at times. Returns were mixed overall in terms of regions: North American and Asian markets rose while European markets fell. From a sector perspective, healthcare was the worst performer, having gained for seven consecutive calendar years prior to 2016, whereas materials and information technology stocks delivered strong returns for investors over the review period.

The Fund's underperformance in this environment was driven by challenging stock selection in the North American and UK markets, most notably within the consumer discretionary sector. In the UK, homebuilder Persimmon and broadcaster Sky sold off in the aftermath of the Brexit vote, while in North America, Magna International and video-game retailer GameStop failed to recover from disappointing third quarter results. In the information technology sector, the fund benefited from a large overweight allocation but performance from the Program's stock picks was negative overall. Micron Technology and Seagate Technology, for example, were among the top detractors after announcing double-digit sales declines; the Program gradually traded out of the two positions during the review period.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
[LOGO OMITTED]  Winton Series Trust               October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

This shortfall in relative returns was reduced by an underweight allocation to under-performing financials and Europe ex-UK stocks as well as select stock picks. Three of the four largest holdings at the end of the review period were among the top contributors to returns. Shares in graphics card maker Nvidia and heart-valve specialist Edwards Lifesciences hit new all-time highs during September after a string of positive updates to investors: both stocks continued to score highly on the Program's momentum signals at the end of the 12 months. Vestas Wind Systems, a Danish turbine maker scoring highly on the Program's fundamental and momentum signals, was another noteworthy contributor to returns after upgrading guidance for 2015 and then again for 2016.

In terms of portfolio positioning, the Program scaled back an underweight allocation to North America and overweight exposures to Europe and Asia Pacific ex-Japan while increasing the Fund's position in Japan. From a sector perspective, a large overweight position in the consumer discretionary sector was reduced while underweight positions in the consumer staples and financials sectors were pared. The Fund's overall concentration fell over the review period with the number of stocks in the portfolio rising from 183 to 281; although, we expect this to vary overtime.

At Winton, we believe that financial markets can be studied using scientific methods in the same way as other natural phenomena, giving rise to inferential and ever-evolving investment systems. The Program is therefore backed by our overarching research process. Over the review period we developed a non-traditional signal that predicts stock returns based on customer-supplier relationships. This was a significant research project which involved a great deal of painstaking data collection.

We were disappointed to see the Fund trail its benchmark over the past 12 months, but we expect to suffer periods of underperformance. We take comfort in our research and continue to believe that the Program has the potential to reward our investors in the long run in line with the stated investment objective.

Sincerely,

Winton Capital US LLC ("Winton")

                        DEFINITION OF COMPARATIVE INDEX

THE MSCI WORLD NET TOTAL RETURN INDEX (USD) is comprised of approximately 85% of the free float-adjusted market capitalizations across 23 Developed Market countries.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
[LOGO OMITTED]  Winton Series Trust               October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                                           Average Annual Total Return+
--------------------------------------------------------------------------------
                                                              Annualized
                                       One Year Return     Inception to Date*
--------------------------------------------------------------------------------
Institutional Class shares                 -2.25%             -2.25%
--------------------------------------------------------------------------------
Investor Class shares MSCI World           -2.65%             -2.64%
--------------------------------------------------------------------------------
Net Total Return Index (USD)                1.18%              0.71%
--------------------------------------------------------------------------------

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

                                  12/29/14   1/31/15   4/30/15   7/31/15   10/31/15    1/31/16    4/30/16    7/31/16    10/31/16
Winton Global Equity Portfolio,
 Institutional                    $10,000    $9,790    $10,360   $10,160    $9,810     $8,795     $9,396      $9,650     $9,589
Winton Global Equity Portfolio,
 Investor                         $10,000    $9,780    $10,350   $10,130    $9,780     $8,760     $9,348      $9,592     $9,521
MSCI World Index                  $10,000    $9,694    $10,339   $10,315   $10,012     $9,202     $9,907     $10,268    $10,131

*    THE WINTON GLOBAL EQUITY PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 29,
     2014.

+ IF THE ADVISER HAD NOT WAIVED A PORTION OF ITS FEE, AND/OR REIMBURSED OTHER EXPENSES, THE FUND'S TOTAL RETURN MAY HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, IT MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                  Winton Global Equity Portfolio
[LOGO OMITTED]  Winton Series Trust               October 31, 2016
--------------------------------------------------------------------------------

Sector Weightings+ (unaudited):

22.6% Information Technology
20.4% Consumer Discretionary
11.2% Financials
9.8% Consumer Staples
9.2% Health Care
9.1% Materials
6.7% Industrials
5.7% Telecommunication Services
2.3% Energy
1.6% Utilities
1.4% Real Estate

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 95.4%
--------------------------------------------------------------------------------
                                                       SHARES         VALUE $
                                                      --------       ---------
AUSTRALIA -- 4.1%
  CIMIC Group Ltd ...............................       2,250          50,662
  Cochlear Ltd ..................................          35           3,408
  CSL Ltd .......................................          29           2,218
  Fortescue Metals Group Ltd ....................     116,124         486,004
  Newcrest Mining Ltd ...........................      11,730         201,369
  Telstra Corp Ltd ..............................     217,803         825,369
                                                                   ----------
Total Australia .................................                   1,569,030
                                                                   ----------
BELGIUM -- 0.1%
  Ageas .........................................        637           23,235
  Colruyt SA ....................................         22            1,181
                                                                   ----------
Total Belgium ...................................                      24,416
                                                                   ----------
CANADA -- 4.4%
  Agnico Eagle Mines Ltd ........................       160             8,132
  Bank of Montreal ..............................     2,421           154,193
  Bank of Nova Scotia ...........................    11,402           613,211
  Canadian Imperial Bank of Commerce ............     4,074           305,493
  Canadian Tire Corp Ltd, Cl A ..................       558            54,282
  Kinross Gold Corp * ...........................    34,715           134,949

* -- NON-INCOME PRODUCING SECURITY.
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES           VALUE $
                                                   --------         ---------
CANADA (CONTINUED)
  Magna International Inc .......................     5,945           244,276
  Metro Inc, Cl A ...............................     3,345           103,476
  Open Text Corp ................................        35             2,175
  Power Corp of Canada ..........................        70             1,502
  Saputo Inc ....................................     1,207            43,408
  Sun Life Financial Inc ........................        52             1,742
  Turquoise Hill Resources Ltd * ................     1,704             5,289
  Yamana Gold Inc ...............................     5,434            19,421
                                                                   ----------
Total Canada ....................................                   1,691,549
                                                                   ----------
DENMARK -- 2.7%
  Vestas Wind Systems A/S .......................    12,784         1,023,865
                                                                   ----------
Total Denmark ...................................                   1,023,865
                                                                   ----------
FINLAND -- 2.5%
  Kone OYJ, Cl B ................................       330            15,168
  Metso OYJ .....................................    12,667           331,866
  Neste OYJ .....................................       347            14,960
  Nokian Renkaat OYJ ............................    10,275           344,325
  UPM-Kymmene OYJ ...............................    10,927           253,938
                                                                   ----------
Total Finland ...................................                     960,257
                                                                   ----------
FRANCE -- 3.8%
  AXA SA ........................................        88             1,981
  Capgemini SA ..................................        85             7,033
  Christian Dior SE .............................       527           101,531
  Cie Generale des Etablissements Michelin ......       312            33,733
  Orange SA .....................................       108             1,699
  Peugeot SA * ..................................    41,942           627,355
  Renault SA ....................................     4,538           393,538
  Valeo SA ......................................     5,140           295,810
                                                                   ----------
Total France ....................................                   1,462,680
                                                                   ----------

* -- NON-INCOME PRODUCING SECURITY.
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES           VALUE $
                                                   --------         ---------
GERMANY -- 0.9%
  adidas AG .....................................       318            52,080
  Allianz .......................................        11             1,712
  Deutsche Lufthansa AG .........................     3,046            38,883
  Deutsche Wohnen AG ............................       382            12,445
  Hochtief AG ...................................     1,426           194,382
  Infineon Technologies AG ......................     1,006            18,036
  ProSiebenSat.1 Media SE .......................        69             2,970
                                                                   ----------
Total Germany ...................................                     320,508
                                                                   ----------
HONG KONG -- 2.0%
  Cheung Kong Infrastructure Holdings Ltd .......    28,824           236,209
  PCCW Ltd ......................................   379,906           226,331
  Power Assets Holdings Ltd .....................    18,187           171,085
  Wheelock & Co Ltd .............................    22,348           138,039
                                                                   ----------
Total Hong Kong .................................                     771,664
                                                                   ----------
ITALY -- 0.5%
  Tenaris SA ....................................    13,141           185,539
                                                                   ----------
Total Italy .....................................                     185,539
                                                                   ----------
JAPAN -- 12.4%
  Alfresa Holdings Corp .........................       400             8,458
  Amada Holdings Co Ltd .........................     3,000            34,201
  Bandai Namco Holdings Inc .....................       384            11,511
  Bridgestone Corp ..............................     1,797            66,948
  Daiichi Sankyo Co Ltd .........................     1,300            31,249
  Daiwa House Industry Co Ltd ...................     1,951            53,581
  FamilyMart UNY Holdings Co Ltd ................     3,970           248,585
  Fuji Heavy Industries Ltd .....................     4,200           163,628
  FUJIFILM Holdings Corp ........................     7,317           276,777
  GungHo Online Entertainment Inc ...............     1,100             2,784
  Hisamitsu Pharmaceutical Co Inc ...............     1,052            56,161
  Hitachi Chemical Co Ltd .......................     1,800            42,137


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
JAPAN (CONTINUED)
  Hitachi High-Technologies Corp ................       400            16,691
  Hoya Corp .....................................       400            16,691
  Iida Group Holdings Co Ltd ....................     8,041           155,257
  ITOCHU Corp ...................................    10,000           126,421
  Japan Airlines Co Ltd .........................     2,100            61,870
  Japan Tobacco Inc .............................       400            15,203
  Kaneka Corp ...................................     2,000            16,558
  KDDI Corp .....................................     4,027           122,322
  Konami Holdings Corp ..........................       596            23,509
  Lawson Inc ....................................       100             7,594
  Mazda Motor Corp ..............................     9,600           157,815
  MEIJI Holdings Co Ltd .........................       480            47,870
  Mitsubishi Gas Chemical Co Inc ................    14,000           215,559
  Mitsubishi UFJ Lease & Finance Co Ltd .........     1,976             9,571
  Mitsui Chemicals Inc ..........................     5,000            24,647
  Mixi Inc ......................................     7,633           280,740
  Mizuho Financial Group Inc ....................   422,972           712,836
  Nikon Corp ....................................    19,286           291,258
  Nippon Telegraph & Telephone Corp .............    11,451           507,795
  Nitori Holdings Co Ltd ........................       487            58,254
  NTT DOCOMO Inc ................................     7,152           179,710
  Obayashi Corp .................................     6,209            59,854
  ORIX Corp .....................................       200             3,170
  Park24 Co Ltd .................................       372            11,487
  Sumitomo Dainippon Pharma Co Ltd ..............     6,751           116,987
  Sumitomo Mitsui Financial Group Inc ...........    11,797           410,091
  Sumitomo Rubber Industries Ltd ................       800            13,384
  Tokyo Electron Ltd ............................       100             9,029
  Tokyu Fudosan Holdings Corp ...................       300             1,693
  Yamazaki Baking Co Ltd ........................     2,725            61,094
                                                                   ----------
Total Japan .....................................                   4,730,980
                                                                   ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
NETHERLANDS -- 1.7%
  ASML Holding NV ...............................        71             7,511
  Koninklijke Ahold Delhaize NV .................    27,293           622,158
  Wolters Kluwer NV .............................        32             1,237
                                                                   ----------
Total Netherlands ...............................                     630,906
                                                                   ----------
NORWAY -- 0.7%
  Norsk Hydro ASA ...............................    27,666           123,888
  Subsea 7 SA ...................................    11,711           131,566
                                                                   ----------
Total Norway ....................................                     255,454
                                                                   ----------
PORTUGAL -- 0.0%
  Galp Energia SGPS SA ..........................       436             5,903
                                                                   ----------
Total Portugal ..................................                       5,903
                                                                   ----------
SINGAPORE -- 0.3%
  Singapore Telecommunications Ltd ..............    35,947           100,204
  Wilmar International Ltd ......................     1,100             2,616
  Yangzijiang Shipbuilding Holdings Ltd .........    46,577            24,930
                                                                   ----------
Total Singapore .................................                     127,750
                                                                   ----------
SWEDEN -- 1.6%
  Alfa Laval AB .................................       580             8,345
  Boliden AB ....................................    17,611           408,577
  Investor AB, Cl B .............................     3,458           123,080
  Svenska Cellulosa AB SCA, Cl B ................       943            26,749
  Swedish Match AB ..............................       510            17,768
  Telefonaktiebolaget LM Ericsson, Cl B .........     4,228            20,490
                                                                   ----------
Total Sweden ....................................                     605,009
                                                                   ----------
SWITZERLAND -- 0.6%
  Givaudan SA ...................................         1            1,937
  Swiss Life Holding AG .........................        88           23,315
  Swiss Re AG ...................................     2,142          199,059
                                                                   ----------
Total Switzerland ...............................                     224,311
                                                                   ----------
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED KINGDOM -- 5.4%
  3i Group PLC ..................................    18,888           154,735
  Barratt Developments PLC ......................     1,896            10,502
  Fresnillo PLC .................................     1,855            37,142
  Glencore PLC ..................................   151,283           461,752
  Imperial Brands PLC ...........................        81             3,912
  Kingfisher PLC ................................    32,165           141,883
  Persimmon PLC .................................    22,995           475,582
  Randgold Resources Ltd ........................     1,463           129,319
  Segro PLC +++ .................................    19,328           103,168
  Sky PLC .......................................    13,506           134,884
  Taylor Wimpey PLC .............................   237,240           410,428
  WM Morrison Supermarkets PLC ..................       888             2,456
                                                                   ----------
Total United Kingdom ............................                   2,065,763
                                                                   ----------
UNITED STATES -- 51.7%
CONSUMER DISCRETIONARY -- 9.0%
  Amazon.com Inc * ..............................       464           366,476
  AutoZone Inc * ................................        62            46,014
  Bed Bath & Beyond Inc .........................        58             2,344
  Best Buy Co Inc ...............................    17,666           687,384
  Coach Inc .....................................     2,057            73,826
  Comcast Corp, Cl A ............................       320            19,782
  DR Horton Inc .................................     8,830           254,569
  Ford Motor Co .................................       594             6,974
  Gap Inc .......................................     2,655            73,252
  Garmin Ltd ....................................        27             1,306
  Goodyear Tire & Rubber Co .....................     9,883           286,904
  Hasbro Inc ....................................     2,579           215,114
  Home Depot Inc ................................         4               488
  Kohl's Corp ...................................     6,416           280,700
  Lear Corp .....................................       131            16,084
  Mattel Inc ....................................     6,888           217,179

* -- NON-INCOME   PRODUCING SECURITY.
+++ -- REAL ESTATE INVESTMENT TRUST.
Cl -- CLASS
PLC -- PUBLIC LIMITED COMPANY


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED STATES (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
  McDonald's Corp ...............................       327            36,810
  Michael Kors Holdings Ltd * ...................     2,645           134,313
  Nordstrom Inc .................................        45             2,340
  O'Reilly Automotive Inc * .....................       318            84,092
  Ross Stores Inc ...............................        56             3,502
  Scripps Networks Interactive Inc, Cl A ........     1,042            67,063
  Starbucks Corp ................................     3,354           177,997
  Target Corp ...................................     1,174            80,689
  TEGNA Inc .....................................    11,369           223,060
  Viacom Inc, Cl B ..............................     2,119            79,590
                                                                   ----------
                                                                    3,437,852
                                                                   ----------
CONSUMER STAPLES -- 6.3%
  Altria Group Inc ..............................       646            42,714
  Archer-Daniels-Midland Co .....................     9,773           425,809
  Brown-Forman Corp, Cl B .......................       820            37,859
  Campbell Soup Co ..............................       832            45,211
  Church & Dwight Co Inc ........................        38             1,834
  Clorox Co .....................................       533            63,970
  Constellation Brands Inc, Cl A ................       307            51,306
  CVS Health Corp ...............................       259            21,782
  Dr Pepper Snapple Group Inc ...................     1,635           143,537
  Hormel Foods ..................................     2,657           102,294
  JM Smucker Co .................................        12             1,576
  Kimberly-Clark Corp ...........................       148            16,933
  Kroger Co .....................................     2,822            87,425
  McCormick & Co Inc ............................        10               959
  Mondelez International Inc, Cl A ..............     2,920           131,225
  Reynolds American Inc .........................     2,393           131,806
  Tyson Foods Inc, Cl A .........................    15,152         1,073,519
  Walgreens Boots Alliance Inc ..................       126            10,424
                                                                   ----------
                                                                    2,390,183
                                                                   ----------

* -- NON-INCOME PRODUCING SECURITY.
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED STATES (CONTINUED)
ENERGY -- 1.3%
  Tesoro Corp ...................................       141            11,981
  Valero Energy Corp ............................     8,075           478,363
                                                                   ----------
                                                                      490,344
                                                                   ----------
FINANCIALS -- 3.4%
  Aflac Inc .....................................       945            65,082
  Assurant Inc ..................................       220            17,714
  Capital One Financial Corp ....................     1,081            80,037
  Chubb Ltd .....................................        12             1,524
  Cincinnati Financial Corp .....................       265            18,757
  Discover Financial Services ...................     1,037            58,414
  Fifth Third Bancorp ...........................     3,309            72,004
  Hartford Financial Services Group Inc .........     2,864           126,331
  Huntington Bancshares Inc .....................     1,387            14,702
  JPMorgan Chase & Co ...........................     2,697           186,794
  MetLife Inc ...................................     1,806            84,810
  Nasdaq Inc ....................................       565            36,143
  Navient Corp ..................................     3,944            50,405
  Northern Trust Corp ...........................        37             2,680
  PNC Financial Services Group Inc ..............       195            18,642
  Progressive Corp ..............................     1,940            61,129
  Prudential Financial Inc ......................       340            28,829
  Regions Financial Corp ........................     6,510            69,722
  SunTrust Banks Inc ............................     2,844           128,634
  Travelers Co Inc ..............................       736            79,620
  US Bancorp ....................................     1,049            46,954
  Wells Fargo & Co ..............................       897            41,271
                                                                   ----------
                                                                    1,290,198
                                                                   ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED STATES (CONTINUED)
HEALTH CARE -- 8.2%
  AbbVie Inc ....................................     2,910           162,320
  Aetna Inc .....................................     1,542           165,534
  Agilent Technologies Inc ......................        63             2,745
  AmerisourceBergen Corp, Cl A ..................       187            13,150
  Amgen Inc .....................................     1,828           258,040
  Anthem Inc ....................................     3,357           409,084
  Biogen Inc * ..................................        42            11,768
  Cardinal Health Inc ...........................       277            19,027
  Cigna Corp ....................................       281            33,391
  DENTSPLY SIRONA Inc ...........................       280            16,119
  Edwards Lifesciences Corp * ...................     9,164           872,596
  Express Scripts Holding Co * ..................        50             3,370
  Gilead Sciences Inc ...........................     8,173           601,778
  Humana Inc ....................................     1,010           173,245
  Intuitive Surgical Inc * ......................        45            30,244
  Johnson & Johnson .............................       212            24,590
  Mallinckrodt plc * ............................     1,263            74,845
  Merck & Co Inc ................................        30             1,762
  Mettler-Toledo International Inc * ............        10             4,041
  Mylan NV * ....................................        50             1,825
  Pfizer Inc ....................................     1,724            54,668
  Quintiles IMS Holdings Inc * ..................        20             1,435
  Thermo Fisher Scientific Inc ..................        30             4,411
  United Therapeutics Corp * ....................       673            80,807
  UnitedHealth Group Inc ........................       498            70,383
  Waters Corp * .................................       137            19,062
                                                                   ----------
                                                                    3,110,240
                                                                   ----------

* -- NON-INCOME PRODUCING SECURITY.
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED STATES (CONTINUED)
INDUSTRIALS -- 0.7%
  Boeing Co .....................................        36             5,127
  CH Robinson Worldwide Inc .....................       238            16,213
  Expeditors International of Washington Inc ....       149             7,669
  Masco Corp ....................................     2,127            65,682
  Raytheon Co ...................................        41             5,601
  Southwest Airlines Co .........................     2,067            82,783
  United Continental Holdings Inc * .............     1,572            88,394
                                                                   ----------
                                                                      271,469
                                                                   ----------
INFORMATION TECHNOLOGY -- 19.7%
  Accenture PLC, Cl A ...........................       273            31,734
  Activision Blizzard Inc .......................       252            10,879
  Adobe Systems Inc * ...........................        11             1,182
  Apple Inc .....................................     4,984           565,883
  Applied Materials Inc .........................       161             4,682
  Arrow Electronics Inc * .......................       301            18,397
  Automatic Data Processing Inc .................        76             6,617
  Avnet Inc .....................................     4,312           180,888
  Cisco Systems Inc .............................    10,092           309,622
  Citrix Systems Inc * ..........................     2,215           187,832
  Cognizant Technology Solutions Corp, Cl A * ...     1,701            87,346
  Corning Inc ...................................    34,110           774,638
  eBay Inc * ....................................    10,625           302,919
  Electronic Arts Inc * .........................     7,050           553,566
  First Solar Inc * .............................       626            25,347
  Fiserv Inc * ..................................       379            37,324
  FLIR Systems Inc ..............................       594            19,555
  HP Inc ........................................    16,505           239,158
  Intel Corp ....................................    14,004           488,319
  International Business Machines Corp ..........     4,850           745,396
  Juniper Networks Inc ..........................       568            14,961
  Lam Research Corp .............................       863            83,590

* -- NON-INCOME PRODUCING SECURITY.
Cl -- CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED STATES (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
  Leidos Holdings Inc ...........................       910            37,829
  Marvell Technology Group Ltd ..................    31,994           416,882
  MasterCard Inc, Cl A ..........................       303            32,427
  Microsoft Corp ................................     2,841           170,233
  Motorola Solutions Inc ........................       279            20,250
  NetApp Inc ....................................        33             1,120
  NVIDIA Corp ...................................    15,167         1,079,284
  Oracle Corp ...................................       777            29,852
  Paychex Inc ...................................       174             9,605
  Texas Instruments Inc .........................       211            14,949
  Total System Services Inc .....................     3,626           180,865
  Vantiv Inc, Cl A * ............................        79             4,610
  VeriSign Inc * ................................       852            71,585
  Visa Inc, Cl A ................................       365            30,116
  Western Union Co ..............................    21,462           430,742
  Xerox Corp                                         18,658           182,289
  Xilinx Inc ....................................     1,775            90,294
                                                                   ----------
                                                                    7,492,767
                                                                   ----------
MATERIALS -- 1.9%
  Dow Chemical Co ...............................       348            18,726
  LyondellBasell Industries NV, Cl A ............     5,806           461,867
  Newmont Mining Corp ...........................     6,788           251,427
  Sherwin-Williams Co ...........................        39             9,550
                                                                   ----------
                                                                      741,570
                                                                   ----------
REAL ESTATE -- 0.5%
  Equity Residenal +++ ..........................     1,770           109,298
  Kimco Realty Corp +++ .........................     1,555            41,379
  Macerich Co +++ ...............................       127             8,989
  Public Storage +++ ............................       134            28,638
                                                                   ----------
                                                                      188,304
                                                                   ----------

* -- NON-INCOME  PRODUCING SECURITY.
+++ -- REAL ESTATE INVESTMENT TRUST.
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE $
                                                   --------         ---------
UNITED STATES (CONTINUED)
TELECOMMUNICATION SERVICES -- 0.3%
  CenturyLink Inc ...............................     1,397            37,132
  Level 3 Communications Inc * ..................     1,219            68,447
  Verizon Communications Inc ....................       436            20,972
                                                                   ----------
                                                                      126,551
                                                                   ----------
UTILITIES -- 0.4%
  American Water Works Co Inc ...................        12               888
  Consolidated Edison Inc .......................       359            27,122
  Eversource Energy .............................        57             3,139
  FirstEnergy Corp ..............................       318            10,904
  NextEra Energy Inc ............................       222            28,416
  Pinnacle West Capital Corp ....................        18             1,370
  PPL Corp ......................................     1,686            57,897
  Public Service Enterprise Group ...............       437            18,389
  SCANA Corp ....................................        32             2,348
  WEC Energy Group Inc ..........................       128             7,644
                                                                   ----------
                                                                      158,117
                                                                   ----------
Total United States .............................                  19,697,595
                                                                   ----------
  Total Common Stock
     (Cost $33,671,210) .........................                  36,353,179
                                                                   ----------
  Total Investments-- 95.4%
     (Cost $33,671,210) .........................                  36,353,179
                                                                   ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $38,116,483.

* -- NON-INCOME  PRODUCING SECURITY.
+++ -- REAL ESTATE INVESTMENT TRUST.

Cl -- CLASS
PLC -- PUBLIC LIMITED COMPANY

FOR MORE INFORMATION ON INVESTMENTS, SEE NOTE 3.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                                                  $
                                                                     ----------
Investments (Cost $33,671,210) (Note 3) ......................       36,353,179
Foreign currency (Cost $16,523) ..............................           16,554
Cash .........................................................        1,782,749
Receivable for investment securities sold ....................          219,475
Dividends receivable .........................................           73,141
Receivable from Investment Adviser (Note 6) ..................           19,704
Reclaims receivable ..........................................           19,106
Receivable for capital shares sold ...........................            3,841
Prepaid expenses .............................................           32,690
                                                                     ----------
        Total assets .........................................       38,520,439
                                                                     ----------
LIABILITIES:
Payable for investment securities purchased ..................          302,971
Payable due to Administrator (Note 5) ........................           11,858
Chief Compliance Officer fees payable (Note 4) ...............            1,897
Payable due to Trustees ......................................              433
Shareholder servicing fees payable -- Investor Class
  (Note 5) ...................................................              295
Distribution fees payable -- Investor Class (Note 5) .........              131
Other accrued expenses .......................................           86,371
                                                                     ----------
        Total liabilities ....................................          403,956
                                                                     ----------
NET ASSETS ...................................................       38,116,483
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-in capital ..............................................       39,408,651
Undistributed net investment income ..........................          583,169
Accumulated net realized loss on investments and
  foreign currency transactions ..............................       (4,553,738)
Net unrealized appreciation on investments ...................        2,681,969
Net unrealized depreciation on foreign currency translation ..           (3,568)
                                                                     ----------
NET ASSETS ...................................................       38,116,483
                                                                     ==========
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Institutional Class shares (unlimited authorization --
  no par value) ($38,008,307 / 4,035,743 shares) .............             9.42
                                                                     ==========
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Investor Class shares (unlimited authorization --
  no par value) ($108,176 / 11,525 shares) ...................             9.39
                                                                     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME                                                         $
                                                                     ----------
Dividends .......................................................       997,123
Less: foreign taxes withheld ....................................       (45,756)
                                                                     ----------
    Total investment income .....................................       951,367
                                                                     ----------
EXPENSES
Custodian fees ..................................................       151,495
Investment advisory fees (Note 6) ...............................       141,679
Administration fees (Note 5) ....................................       140,063
Transfer Agent fees .............................................        55,111
Registration fees ...............................................        42,393
Professional fees ...............................................        41,751
Printing fees ...................................................        23,874
Insurance and other expenses ....................................        16,394
Trustees' fees ..................................................        10,583
Chief Compliance Officer fees (Note 4) ..........................         6,228
Distribution fees - Investor Class (Note 5) .....................           265
Shareholder servicing fees - Investor Class (Note 5) ............           159
                                                                     ----------
    TOTAL EXPENSES ..............................................       629,995
                                                                     ----------
LESS:
Investment advisory fees waived (Note 6) ........................      (141,679)
Reimbursement from Investment Adviser (Note 6) ..................      (218,807)
                                                                     ----------
    NET EXPENSES ................................................       269,509
                                                                     ----------
NET INVESTMENT INCOME ...........................................       681,858
                                                                     ----------
NET REALIZED LOSS ON:
    Investments .................................................    (3,296,612)
    Foreign currency transactions ...............................       (12,625)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
    Investments .................................................     2,136,184
    Foreign currency and translation of other assets and
      liabilities denominated in foreign currency ...............        (3,393)
                                                                     ----------
NET REALIZED AND UNREALIZED DEPRECIATION ........................    (1,176,446)
                                                                     ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............      (494,588)
                                                                     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

{LOGO OMITTED] Winton Series Trust                Winton Global Equity Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED         PERIOD ENDED
                                                                      OCTOBER 31,         OCTOBER 31,
                                                                          2016               2015*
                                                                           $                   $
                                                                      -----------         -----------
OPERATIONS:
   Net investment income .........................................       681,858             367,123
   Net realized loss on investments and foreign
     currency transactions .......................................    (3,309,237)         (1,159,951)
   Net change in unrealized appreciation/(depreciation) on
     investments, foreign currency and translation of other
     assets and liabilities denominated in foreign currency ......     2,132,791             545,610
                                                                      ----------          ----------
   Net decrease in net assets resulting from operations ..........      (494,588)           (247,218)
                                                                      ----------          ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   INSTITUTIONAL CLASS SHARES
   Net investment income .........................................      (453,118)                 --
   Net realized gains ............................................       (95,794)                 --
   INVESTOR CLASS SHARES
   Net investment income .........................................        (1,143)                 --
   Net realized gains ............................................          (334)                 --
                                                                      ----------          ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................      (550,389)                 --
                                                                      ----------          ----------
CAPITAL SHARE TRANSACTIONS(1):
   INSTITUTIONAL CLASS SHARES
   Issued ........................................................    11,108,441         35,310,115
   Reinvestment of dividends .....................................       494,172                 --
   Redeemed ......................................................    (4,620,000)        (3,000,015)
                                                                      ----------          ----------
   INCREASE FROM INSTITUTIONAL CLASS SHARES CAPITAL
     SHARE TRANSACTIONS ..........................................     6,982,613          32,310,100
                                                                      ----------          ----------
   INVESTOR CLASS SHARES
   Issued ........................................................            --              14,733
   Reinvestment of dividends .....................................         1,282                  --
   Redeemed ......................................................           (50)                 --
                                                                      ----------          ----------
   INCREASE FROM INVESTOR CLASS SHARES CAPITAL
     SHARE TRANSACTIONS ..........................................         1,232              14,733
                                                                      ----------          ----------
   Net increase in net assets from capital share
     transactions ................................................     6,983,845          32,324,833
                                                                      ----------          ----------
   Total increase in net assets ..................................     5,938,868          32,077,615
                                                                      ----------          ----------
NET ASSETS:
   Beginning of year/period ......................................    32,177,615             100,000
                                                                      ----------          ----------
   End of year/period ............................................    38,116,483          32,177,615
                                                                      ==========          ==========
   Undistributed net investment income ...........................       583,169             359,764
                                                                      ==========          ==========

*    THE FUND COMMENCED OPERATIONS ON DECEMBER 29, 2014.

(1)  SEE NOTE 9 -- SHARE TRANSACTIONS IN NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

{LOGO OMITTED] Winton Series Trust                Winton Global Equity Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

                                                                   YEAR ENDED         PERIOD ENDED
                                                                   OCTOBER 31,         OCTOBER 31,
                                                                       2016               2015*
                                                                        $                   $
                                                                   -----------         -----------
INSTUTIONAL CLASS SHARES
Net asset value, beginning of year/period .....................         9 .81               10.00
                                                                   ----------          ----------
INCOME/(LOSS) FROM OPERATIONS:(1)
Net investment income .........................................          0.18                0.14
Net realized and unrealized loss on investments ...............         (0.40)              (0.33)
                                                                   ----------          ----------
Total loss from operations ....................................         (0.22)              (0.19)
                                                                   ----------          ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income .......................................         (0.14)                 --
  Net realized gains ..........................................         (0.03)                 --
                                                                   ----------          ----------
Total dividends and distributions .............................         (0.17)                 --
                                                                   ----------          ----------
Net asset value, end of year/period ...........................         9 .42               9 .81
                                                                   ==========          ==========
TOTAL RETURN+ .................................................         (2.25)%             (1.90)%
                                                                   ==========          ==========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period ($ Thousands) ..................       $38,008             $32,066
Ratio of expenses to average net assets (including
  waivers and reimbursements) .................................         0.76%               0.76%(2)
Ratio of expenses to average net assets (excluding
  waivers and reimbursements) .................................         1.78%               2.34%(2)
Ratio of net investment income to average
  net assets ..................................................         1.93%               1.68%(2)
Portfolio turnover rate .......................................          124%                106%(3)

*    THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON DECEMBER 29, 2014.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2)  ANNUALIZED.

(3) PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

{LOGO OMITTED] Winton Series Trust                Winton Global Equity Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

                                                              YEAR ENDED         PERIOD ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                  2016               2015*
                                                                   $                   $
                                                              -----------         -----------
INVESTOR CLASS SHARES
Net asset value, beginning of year/period ...............          9 .78               10.00
                                                                --------             -------
INCOME/(LOSS) FROM OPERATIONS:(1)
Net investment income ...................................           0.14                0.11
Net realized and unrealized loss on investments .........          (0.40)              (0.33)
                                                                --------             -------
Total loss from operations ..............................          (0.26)              (0.22)
                                                                --------             -------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income .................................          (0.10)                 --
  Net realized gains ....................................          (0.03)                 --
                                                                --------             -------
Total dividends and distributions .......................          (0.13)                 --
                                                                --------             -------
Net asset value, end of year/period .....................          9 .39               9 .78
                                                                ========             =======
TOTAL RETURN+ ...........................................        (2.65)%             (2.20)%
                                                                ========             =======
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period ($ Thousands) ............           $108                $111
Ratio of expenses to average net assets (including
  waivers and reimbursements) ...........................          1.16%               1.16%(2)
Ratio of expenses to average net assets (excluding
  waivers and reimbursements) ...........................          2.20%               4.12%(2)
Ratio of net investment income to average
  net assets ............................................          1.48%               1.27%(2)
Portfolio turnover rate .................................           124%                106%(3)

*    THE INVESTOR CLASS COMMENCED OPERATIONS ON DECEMBER 29, 2014.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2)  ANNUALIZED.

(3) PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

1.   ORGANIZATION

Winton Series Trust (the "Trust") is organized as an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust dated October 6, 2014. The Trust is registered under the Investment Company Act of 1940, as amended. The Trust is comprised of four portfolios: Winton Global Equity Portfolio, Winton European Equity Portfolio, Winton U.S. Equity Portfolio and Winton International Equity Portfolio. These financial statements relate only to Winton Global Equity Portfolio (the "Fund") as the other portfolios have not yet commenced operations. The Fund commenced operations on December 29, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term investment growth. The Fund seeks to achieve its investment objective by investing globally in equity securities, including common stock, depositary receipts and exchange traded funds. The Fund offers two classes of shares of beneficial interest ("Shares") designated as Institutional Class shares ("Institutional Class") and Investor Class shares ("Investor Class") to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and is responsible for its investment activities.

An updated Prospectus and related Statement of Additional Information were issued on March 1, 2016.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund:

a) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification ("ASC") Topic 946 Financial Services -- Investment Companies by the U.S. Financial Accounting Standards Board ("FASB").

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

b) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

c) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB ASC Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

d) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely- than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current year. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2016, the Fund did not have a liability for any unrecognized taxable benefits. The Fund recognizes interest and penalties, if any, related to unrecognized taxable benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

     Interest income, if any, is recognized on an accruals basis from settlement date.

f) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are reported separately from net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

g) INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

h) EXPENSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/(losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets. Expenses are accounted for on an accruals basis.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income at least annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3.   INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for non-U.S. securities are reported in local currency and converted to U.S. dollars using currency exchange rates, provided daily by recognized independent pricing agents.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its net asset value. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2016, there were no securities valued in accordance with fair value procedures.

The Fund uses Markit Fair Value ("Markit") as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Fund's Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The fair value hierarchy gives the highest priority to quoted prices

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

(unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     LEVEL 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access;

     LEVEL 2 -- observable inputs other than quoted prices included in Level 1 that are observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     LEVEL 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2016, all of the Fund's investments were considered Level 1.

For the year ended October 31, 2016, there have been no transfers between levels. All transfers, if any, are recognized by the Fund at the end of each year. During the year ended October 31, 2016, there were no Level 2 or 3 investments.

For the year ended October 31, 2016, there have been no changes to the Fund's fair value methodologies.

INVESTMENT TRANSACTIONS

For the year ended October 31, 2016, the Fund made purchases of $48,902,939 and sales of $41,987,969 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

4.   TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 45% and 88% of the Institutional Class shares and Investor Class shares, respectively, as of October 31, 2016. For the year ended October 31, 2016, an affiliate of the Advisor redeemed $3,500,000 in Institutional shares.

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees are reviewed and approved by the Board.

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2016, the Fund paid $140,063 for these services of which $11,858 was outstanding at year end.

The Trust and the Distributor are parties to a Distribution Agreement. The Distribution Agreement provides that Investor Class shares of the Fund pay the Distributor an annual fee of up to 0.25% of the average daily net assets of the Investor Class shares. For the year ended October 31, 2016, the Investor Class shares incurred $265 of distribution fees, an effective rate of 0.25%.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay other service providers for shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Fund's Investor Class shares. For the year ended October 31, 2016, the Investor Class shares incurred $159 of shareholder servicing fees, an effective rate of 0.15%.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS (CONTINUED)

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6.   INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses after fee reductions and/or expense reimbursements (excluding class specific expenses (such as Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses) fromexceeding 0.76% of the Fund's average daily net assets until February 28, 2017. The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund's total annual fund operating expenses, not including excluded expenses, are below the contractual expense limit that was in place at the time such fee reductions or expense reimbursements were recovered. This agreement may be terminated: (i) by the Board of Trustees of the Trust for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017. For the year ended October 31, 2016, the Fund paid $141,679 for these services. As of October 31, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $345,620 expiring in 2018, and $360,486 expiring in 2019, respectively.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

7.   FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/ (loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to PFICs, excise tax and foreign currency realized gain/(loss) have been reclassified to/from the following accounts during the fiscal year ended October 31, 2016:

                                                           $
                                                        -------
     Undistributed net investment loss ...........      (4,192)
     Accumulated realized gain ...................       4,219
     Paid-in capital .............................         (27)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

                                         ORDINARY
                                          INCOME       TOTAL
                                            $            $
                                        ---------     -------
              2016 .................     550,389      550,389
              2015 .................        --          --

As of October 31, 2016, the components of accumulated losses on a tax basis were as follows:

                                                            $
                                                      -----------
      Undistributed ordinary income ...............       616,641
      Capital loss carryforwards short-term .......    (2,292,701)
      Capital loss carryforwards long-term ........    (1,251,415)
      Unrealized appreciation .....................     1,635,307
                                                      -----------
      Total Accumulated Losses ....................    (1,292,168)
                                                      ===========

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

7.   FEDERAL TAX INFORMATION (CONTINUED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2016, were as follows:

        FEDERAL        APPRECIATED      DEPRECIATED      NET UNREALIZED
       TAX COST         SECURITIES      SECURITIES        APPRECIATION
          $                 $               $                   $
      ----------      ------------     ------------      --------------
      34,714,304        3,614,606       (1,975,731)        1,638,875

8.   RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the FDIC or any government agency. The risk factors affecting investments in the Fund are set out in the prospectus and statement of additional information. The nature and the extent of the investments held at October 31, 2016 are set out in the Schedule of Investments.

The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Trust's business and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

a) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

     (i) CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates,

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8.   RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

          intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States orabroad.

     (ii) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The majority of the Fund's financial assets and liabilities are non-interest bearing.

     (iii) NON-U.S. INVESTMENT/EMERGING MARKETS RISK -- The Fund invests in secu- rities issued by non-U.S. companies. Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     (iv) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the secu- rities will fluctuate as a result of changes in market prices (other than those arising from interest rate, non-US/emerging markets or currency risk), whether caused by factors specific to an individual security, its issuer or all the factors affecting all financial instruments in the market.

b) CREDIT RISK -- Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into with the Fund. The carrying amounts of assets and liabilities are an estimate of the maximum exposure at the Statement of Assets and Liabilities date.

c) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that a Fund could be required to pay its liabilities or redeem its shares earlier than expected.

     The Fund only invests in equity securities which the Adviser believes are sufficiently liquid to enable opening and closing of positions without causing excessive price movements. Market capitalization and average daily volumes are monitored by the Adviser, with reference to the Fund's open positions and trading volumes respectively, on a regular basis.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

9.   SHARE TRANSACTIONS

Shares may be purchased directly from the Fund through its transfer agent or through a financial intermediary on any day that the New York Stock Exchange is open for business. The Fund's price per share is calculated as the value of that share's portion of the net assets of the Fund.

The share transactions for the Fund are shown below:

                                                  YEAR ENDED        PERIOD ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2016              2015*
                                                 ------------       ------------
Shares transactions:
  INSTITUTIONAL CLASS SHARES
  Issued .....................................     1,209,983         3,583,456
  Reinvestment of dividends ..................        52,886                --
  Redeemed ...................................      (494,458)         (316,124)
                                                   ---------         ---------
  INCREASE IN INSTITUTIONAL CLASS SHARES .....       768,411         3,267,332
                                                   ---------         ---------
  INVESTOR CLASS SHARES
  Issued .....................................            --             1,393
  Reinvestment of dividends ..................           137                --
  Redeemed ...................................            (5)               --
                                                   ---------         ---------
  INCREASE IN INVESTOR CLASS SHARES ..........           132             1,393
                                                   ---------         ---------
  Net increase in shares outstanding .........       768,543         3,268,725
                                                   =========         =========

*   THE FUND COMMENCED OPERATIONS ON DECEMBER 29, 2014.

10.  INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

                                                  Winton Global Equity Portfolio
                                                  For the year ended
{LOGO OMITTED] Winton Series Trust                October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

11.  REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

12.  SUBSEQUENT EVENTS

The Board has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2016.

{LOGO OMITTED] Winton Series Trust
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Winton Series Trust:

We have audited the accompanying statement of assets and liabilities of Winton Series Trust comprised of the Winton Global Equity Portfolio (the "Fund"), including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year ended October 31, 2016, the statements of changes in net assets and financial highlights for the year ended October 31, 2016 and for the period December 29, 2014 (commencement of operations) through October 31, 2015. The financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented in the first paragraph, in conformity with U.S. generally accepted accounting principles.


                                        KPMG LLP

Philadelphia, Pennsylvania
December 22, 2016

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST

Set forth below are the names, years of birth, position(s) with the Trust, length of term of office, principal occupations for the last five years, and other directorships of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Mr. Doran is a Trustee who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-9999.

The following chart lists Trustees and Officers as of October 31, 2016.

-----------------------------------------------------------------------------------------------------------------
                     POSITION(S)
                     HELD WITH
                     THE TRUST         PRINCIPAL
NAME AND             AND LENGTH OF     OCCUPATION(S) IN
YEAR OF BIRTH        TIME SERVED(1)    THE PAST 5 YEARS     OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS(4)
-----------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER (2,3)
-----------------------------------------------------------------------------------------------------------------
WILLIAM M.           Chairman of       Self-Employed        Current Directorships: Trustee of The Advisors'
DORAN                the Board of      Consultant since     Inner Circle Fund, The Advisors' Inner Circle
1701 Market Street   Trustees          2003.Partnerat       Fund II, The Advisors' Inner Circle Fund III,
Philadelphia, PA     (Since 2014)      Morgan, Lewis &      Bishop Street Funds, SEI Daily Income Trust, SEI
19103                                  Bockius LLP (law     Institutional International Trust, SEI Institutional
(Born: 1940)                           firm) from 1976      Investments Trust, SEI Institutional Managed
                                       to 2003. Counsel     Trust, SEI Asset Allocation Trust, SEI Tax Exempt
                                       to the Trust, SEI    Trust, Adviser Managed Trust, New Covenant
                                       Investments,         Funds, SEI Insurance Products Trust, and The
                                       SIMC, the            KP Funds. Director of SEI Investments (Europe),
                                       Administrator        Limited, SEI Investments--Global Funds Services,
                                       and the              Limited, SEI Investments Global, Limited, SEI
                                       Distributor.         Investments (Asia), Limited, SEI Asset Korea Co.,
                                                            Ltd., SEI Global Nominee Ltd., SEI Investments--
                                                            Unit Trust Management (UK) Limited and Winton
                                                            Diversified Opportunities Fund. Director of the
                                                            Distributor since 2003. Former Directorships:
                                                            Director of SEI Alpha Strategy Portfolios, LP to
                                                            2013. Trustee of O'Connor EQUUS (closed-end
                                                            investment company) to 2016. Trustee of SEI
                                                            Liquid Asset Trust to 2016.
-----------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) DENOTES TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE DISTRIBUTOR AND/OR ITSAFFILIATES.

(3)  BOARD MEMBER OVERSEES 1 FUND IN THETRUST.

(4) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                     POSITION(S)
                     HELD WITH
                     THE TRUST         PRINCIPAL
NAME AND             AND LENGTH OF     OCCUPATION(S) IN
YEAR OF BIRTH        TIME SERVED(1)    THE PAST 5 YEARS         OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS(4)
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (2)
-----------------------------------------------------------------------------------------------------------------
JON HUNT             Trustee           Retired since            Current Directorships: Trustee of City
(Born: 1951)         (Since 2014)      2013. Consultant         National Rochdale Funds, The Advisors'
                                       to Management,           Inner Circle Fund III, and Winton
                                       Convergent Capital       Diversified Opportunities Fund. Member
                                       Management, LLC          of Independent Committee of Nuveen
                                       ("CCM") from 2012        Commodities Asset Management. Former
                                       to 2013. Managing        Directorships: Trustee of O'Connor EQUUS
                                       Director and Chief       (closed-end investment company) to 2016.
                                       Operating Officer,
                                       CCM from 1998 to
                                       2012.
-----------------------------------------------------------------------------------------------------------------
THOMAS LEMKE         Trustee           Retired since 2013.      Current Directorships: Independent
(Born: 1954)         (Since 2014)      Executive Vice           Director of Victory Funds. Trustee of AXA
                                       President and General    Premier VIP Trust, The Advisors' Inner
                                       Counsel, Legg Mason,     Circle Fund III, JP Morgan Active ETFs,
                                       Inc. from 2005 to 2013   and Winton Diversified Opportunities
                                                                Fund. Former Directorships: Director of
                                                                ICI Mutual Insurance Company to 2013.
                                                                Former Directorships: Trustee of O'Connor
                                                                EQUUS (closed-end investment company)
                                                                to 2016.
-----------------------------------------------------------------------------------------------------------------
RANDALL YANKER       Trustee           Co-Founder and Senior    Current Directorships: Trustee of The
(Born: 1960)         (Since 2014)      Partner, Alternative     Advisors' Inner Circle Fund III, and Winton
                                       Asset Managers, L.P.     Diversified Opportunities Fund. Former
                                       since 2004               Directorships: Trustee of O'Connor EQUUS
                                                                (closed-end investment company) to 2016.
-----------------------------------------------------------------------------------------------------------------
JAY C. NADEL         Trustee           Self-Employed            Current Directorships: Trustee of City
(Born: 1958)         (Since 2016)      Consultant since 2004.   National Rochdale Funds, Winton
                                                                Diversified Opportunities Fund and Gallery
                                                                Trust. Director of Lapolla Industries, Inc.
                                                                Former Directorships: Trustee of Rochdale
                                                                Investment Trust to 2013.
-----------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2)  BOARD MEMBERS OVERSEE 1 FUND IN THE TRUST.

(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST (continued)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                    POSITION(S) HELD WITH
NAME AND            THE TRUST AND LENGTH
YEAR O FBIRTH       OF TIME SERVED          PRINCIPAL OCCUPATION(S) IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------
MICHAEL BEATTIE     President               Director of Client Service, SEI Investments Company,
(Born: 1965)        (since 2014)            since 2004.
----------------------------------------------------------------------------------------------------
ROBERT A. NESHER    Vice Chairman           SEI employee 1974 to present; currently
(Born: 1946)        (since 2014)            performs various services on behalf of SEIInvestments
                                            for which Mr. Nesher is compensated. President and
                                            Director of SEI Structured Credit Fund, LP. President
                                            and Chief Executive Officer of SEI Alpha Strategy
                                            Portfolios, LP, June 2007 to present. President and
                                            Director of SEI Opportunity Fund, L.P. to 2010.
----------------------------------------------------------------------------------------------------
STEPHEN CONNORS     Treasurer, Controller   Director, SEI Investments, Fund Accounting since
(Born: 1984)        and Chief Financial     December 2015. Audit Manager, Deloitte & Touche
                    Officer                 LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP
                    (since 2015)            (formerly Briggs, Bunting & Dougherty, LLP),
                                            from 2007 to 2011.
----------------------------------------------------------------------------------------------------
DIANNE M.           Vice President and      Counsel at SEI Investments since 2010. Associate at
DESCOTEAUX          Secretary               Morgan, Lewis & Bockius LLP from 2006 to 2010.
(Born: 1977)        (since 2014)
----------------------------------------------------------------------------------------------------
RUSSELL EMERY       Chief Compliance        Chief Compliance Officer of SEI Institutional Managed
(Born: 1962)        Officer                 Trust, SEI Asset Allocation Trust, SEI Institutional
                    (since 2014)            International Trust, SEI Institutional Investments
                                            Trust, SEI Daily Income Trust, SEI Tax Exempt Trust,
                                            The Advisors' Inner Circle Fund, The Advisors' Inner
                                            Circle Fund II and Bishop Street Funds since 2006; SEI
                                            Structured Credit Fund, LP since 2007; SEI Adviser
                                            Managed Trust since 2010; SEI Insurance Products
                                            Trust and The KP Funds since 2013; Winton Diversified
                                            Opportunities Fund since 2014; and SEI Catholic Values
                                            Trust and Gallery Trust since 2015. Chief Compliance
                                            Officer of SEI Alpha Strategy Portfolios, LP from 2007
                                            to 2013; SEI Liquid Asset Trust from 2006 to 2016 and
                                            O'Connor EQUUS (closed-end investment company)
                                            from 2014 to 2016.
----------------------------------------------------------------------------------------------------

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST (continued)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                     POSITION(S) HELD WITH
NAME AND             THE TRUST AND LENGTH
YEAR OF BIRTH        OF TIME SERVED           PRINCIPAL OCCUPATION(S) IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
----------------------------------------------------------------------------------------------------
LISA WHITTAKER       Vice President and       Counsel at SEI Investments since 2012. Associate
(Born: 1978)         Assistant Secretary      Counsel and Compliance Officer at The Glenmede Trust
                     (since 2014)             Company, N.A. from 2011 to 2012. Associate at Drinker
                                              Biddle & Reath LLP from 2006 to 2011.
----------------------------------------------------------------------------------------------------
JOHNY.KIM            Vice President and       Attorney, SEI Investment Company (2014-present).
(Born: 1981)         Assistant Secretary      Associate, Stradley Ronon Stevens & Young, LLP
                     (since 2014)             (2009-2014).
----------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL    Anti-Money Laundering    Anti-Money Laundering Compliance Officer and
(Born: 1980)         Compliance Officer and   Privacy Officer since 2015. Senior Associate and
                     Privacy Officer          AML Officer, Morgan Stanley Alternative Investment
                     (since 2015)             Partners, April 2011 to March 2015. Investor Services
                                              Team Lead, Morgan Stanley Alternative Investment
                                              Partners, July 2007 to April 2011.
----------------------------------------------------------------------------------------------------

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 to October 31, 2016).

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to makethis 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
--------------------------------------------------------------------------------
                             BEGINNING    ENDING
                             ACCOUNT      ACCOUNT                    EXPENSES
                               VALUE       VALUE      ANNUALIZED   PAID DURING
                              5/1/16      10/31/16      EXPENSE      PERIOD*
                                 $           $          RATIOS          $
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class shares   1,000.00     1,020.60       0.76%        3.86
Investor Class shares        1,000.00     1,018.40       1.16%        5.89

HYPOTHETICAL 5% RETURN
Institutional Class shares   1,000.00     1,021.32       0.76%        3.86
Investor Class shares        1,000.00     1,019.30       1.16%        5.89


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

                                                  Winton Global Equity Portfolio
{LOGO OMITTED] Winton Series Trust                October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS

For shareholders who do not have an October 31, 2016 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.

                                                 QUALIFYING
LONG-TERM         ORDINARY                      FOR DIVIDENDS   QUALIFYING      U.S.        INTEREST     SHORT-TERM
CAPITAL GAIN       INCOME           TOTAL          RECEIVED      DIVIDEND    GOVERNMENT     RELATED      CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION(1)    INCOME(2)   INTEREST(3)   DIVIDEND(4)   DIVIDENDS(5)
----------------------------------------------------------------------------------------------------------------------
    0.00%         100.00%         100.00%           35.36%        100.00%      0.00%          0.00%        100.00%
----------------------------------------------------------------------------------------------------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDEND" AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTION. INTEREST RELATED DIVIDENDS ARE EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AND IS REFLECTED AS A PERCENTAGE OF SHORT TERM CAPITAL GAIN DISTRIBUTION THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

WIN-AR-001-0200

Item 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Thomas Lemke, and he is independent as defined in Form N-CSR Item 3 (a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Winton Series Trust ("Trust").

KPMG billed the Fund aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                 Fiscal Year 2016                                            Fiscal Year 2015
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Registrant    service              services to          the Registrant    service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit        $25,750              $0                   $0                $25,000              N/A                   N/A
    Fees(1)
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          $0                $0                   $0                  N/A                N/A                   N/A
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax           $5,100              $0                   $0                 $8,500              N/A                   N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             $0                $0                   $0                  N/A                N/A                   N/A
    Other
    Fees(2)
------------------------------------------------------------------------------------------------------------------------------------

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Fund may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by KPMG to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          ----------------------------------------------------
                                       2016           2015
          ----------------------------------------------------
          Audit-Related Fees            0%             0%
          ----------------------------------------------------
          Tax Fees                      0%             0%
          ----------------------------------------------------
          All Other Fees                0%             0%
          ----------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for fiscal years 2016 and 2015 for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $5,100 and $8,500, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                        Winton Series Trust


By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: January 5, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: January 5, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller and
                                                    Chief Financial Officer
Date: January 5, 2017